UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-21283
                                                -----------------

                       Excelsior Buyout Investors III, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
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               (Address of principal executive offices) (Zip code)

                              Robert F. Aufenanger
                                UST Advisors, Inc
                               225 High Ridge Road
                               Stamford, CT 06905
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2006
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Form N-Q is to be used by  management  investment  companies,  other  than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

    PERCENT                                                                                   ACQUISITION
     OWNED                                                                                      DATE ##          VALUE
 -------------                                                                             -----------------  -----------
                                   PRIVATE INVESTMENT FUNDS **,# -- 76.05%

         Domestic Buyout Funds (55.84%)

         0.42%    2003 Riverside Capital Appreciation Fund, L.P.                              06/04 - 11/06       $1,684,766
         0.74%    Berkshire Partners VI, L.P.                                                 06/04 - 12/06        9,943,471
         1.89%    Blue Point Capital Partners, L.P.                                           06/04 - 11/06        2,330,618
         0.91%    Blum Strategic Partners II, L.P.                                            06/04 - 12/06        7,631,148
         0.58%    Catterton Partners V, L.P.                                                  06/04 - 12/06        2,582,562
         1.92%    Charlesbank Equity Fund V, L.P.                                             06/04 - 07/06        6,516,941
         1.14%    Lincolnshire Equity Fund III, L.P.                                          12/04 - 09/06        1,750,634
                                                                                                                ------------
                                                                                                                  32,440,140
                                                                                                                ------------
         European Buyout Funds (12.36%)
         0.97%    Advent Global Private Equity Fund IV-A, L.P.                                06/04 - 07/06        4,246,771
         0.42%    Cognetas Fund, L.P.* (fka.Electra European Fund, L.P.)                      06/04 - 10/05        2,930,953
                                                                                                                ------------
                                                                                                                   7,177,724
                                                                                                                ------------
         Distressed Investment Funds (7.85%)
         0.34%    MatlinPatterson Global Opportunities Partners, L.P.                             06/04            3,637,055
         0.21%    OCM Principal Opportunities Fund II, L.P.                                   06/04 - 12/04          920,613
                                                                                                                 -----------
                                                                                                                   4,557,668
                                                                                                                ------------

                        TOTAL -- PRIVATE INVESTMENT FUNDS (Cost $13,855,240)                                      44,175,532
                                                                                                                ------------

 PAR
 AMOUNT
 ----------
                                   SHORT TERM SECURITIES -- 26.16%

 $5,505,000       Federal Farm Credit Bank Discount Note, 5.14%, 02/05/07                                         $5,477,490
 $5,725,000       Federal Home Loan Bank Discount Note, 4.80 %, 01/02/07                                           5,724,237
 $4,000,000       Federal Home Loan Bank Discount Note, 5.13%, 01/05/07                                            3,997,720
                                                                                                                ------------
                        TOTAL ---- SHORT TERM SECURITIES (Cost $15,199,447)                                       15,199,447

                   TOTAL INVESTMENTS (Cost $29,054,687) -- 102.21%                                                59,374,979
                   OTHER ASSETS & LIABILITIES (NET) -- (2.21)%                                                    (1,282,937)
                                                                                                                ------------
                   NET ASSETS -- 100.00%                                                                           58,092,042

 *  Security is denominated in Euros. Value shown is in U.S. dollars.
** Restricted as to public resale. Acquired from June, 2004 to December 2006. Total cost of restricted securities at December 31, 2006 aggregated $13,855,240. Total value of restricted securities owned at December 31, 2006 was $44,175,532 or 76.05% of net assets.
 #  Non-income producing securities
##  Required disclosure for restricted securities only.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

          Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Excelsior Buyout Investors, LLC
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By (Signature and Title)*   /s/ David R. Bailin
                         -------------------------------------------------------
                            David R. Bailin, Co-Principal Executive Officer

Date:  February 28, 2007
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By (Signature and Title)*   /s/ Lee A. Gardella
                         -------------------------------------------------------
                            Lee A. Gardella, Co-Principal Executive Officer

Date:  February 28, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David R. Bailin
                         -------------------------------------------------------
                            David R. Bailin, Co-Principal Executive Officer

Date:  February 28, 2007
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By (Signature and Title)*   /s/ Lee A. Gardella
                         -------------------------------------------------------
                            Lee A. Gardella, Co-Principal Executive Officer

Date:  February 28, 2007
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By (Signature and Title)*   /s/ Robert F. Aufenanger
                         -------------------------------------------------------
                            Robert F. Aufenanger, Principal Financial Officer

Date:  February 28, 2007
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* Print the name and title of each signing officer under his or her signature.